Share-based payments - Weighted average remaining contractual life - (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options in force at year end	9,264,485	4,129,844
Number of awards in force at year end	9,264,000	4,130,000	2,618,000
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	3 months 3 days	1 year 7 days
Number of awards in force at year end	1,266,575	2,041,836
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 1 month 28 days	1 year 11 months 15 days
Number of awards in force at year end	1,734,542	2,088,008
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 10 months 9 days
Number of awards in force at year end	6,263,368